SCHEDULE OF PRINCIPAL COMPONENTS OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 520	¥ 3,705	¥ 3,644
Operating lease liabilities	767	5,460	6,668
Allowance for receivables	145,932	1,038,888	565,519
Total deferred tax assets	147,219	1,048,054	575,831
Less: valuation allowance	(520)	(3,705)	(3,644)
Total deferred tax assets, net	146,699	1,044,349	572,187
Total deferred tax liabilities
Deferred tax assets, net	$ 146,699	¥ 1,044,349	¥ 572,187